Filed Pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF (PPTY)
(the “Fund”)

August 30, 2021

Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information,
each dated June 30, 2021

Effective September 7, 2021, the Fund’s name will change to the “U.S. Diversified Real Estate ETF”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the Fund’s previous name are replaced with the new name.

Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.